Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance

As required by Section 953(a) of the Dodd-Frank Act, and Item 402(v) of Regulation S-K, we are providing the following information about the relationship between “compensation actually paid” to our principal executive officer (the “PEO”) and our non-PEO named executive officers (the “Non-PEO NEOs”), and certain financial performance of the Company, calculated in a manner consistent with SEC rules as described further below.

Value of Initial Fixed
			Average		$100 Investment Based On:(4)
	Summary		Summary	Average		Peer Group
	Compensation	Compensation	Compensation	Compensation	Total	Total
	Table Total for	Actually Paid	Table Total for	Actually Paid to	Shareholder	Shareholder		Adjusted
	PEO	to PEO	Non-PEO NEOs	Non-PEO NEOs	Return	Return	Net Income	EBITDA
Year	($)(1)	($)(3)	($)(2)	($)(3)	($)	($)(5)	($in millions)(6)	($in millions)(7)
2025	16,429,689	(726,562)	5,279,852	1,729,745	88.21	96.75	699	4,939
2024	21,329,257	27,897,467	5,882,218	7,199,348	118.10	109.32	319	2,431
(1)

The dollar amount reported in this column represents the total compensation reported for Mr. Smurfit, our PEO, for 2024 and 2025 in our Summary Compensation Table. Refer to the “Executive Compensation Tables — Summary Compensation Table.”

(2)

The dollar amount reported in this column represents the average of the total compensation reported for our Non-PEO NEOs for each applicable year in our Summary Compensation Table. The Non-PEO NEOs for 2024 were Ken Bowles, Saverio Mayer, Laurent Sellier, and Ben Garren. The Non-PEO NEOs for 2025 were Ken Bowles, Saverio Mayer, Laurent Sellier, and Ben Garren.

(3)

The dollar amounts reported in these columns represent the amount of “compensation actually paid” (“CAP”) to our PEO and the average compensation actually paid to our Non-PEO NEOs, as computed in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually realized or received by such individuals. In accordance with these rules, these amounts reflect the total compensation for our PEO, and the average total compensation for our Non-PEO NEOs, as set forth in the Summary Compensation Table for 2025, adjusted as shown below. Equity values are calculated in accordance with FASB ASC Topic 718, and the valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. For the Non-PEO NEOs, the amounts set forth below are averages for all of the Non-PEO NEOs as a group.

Compensation Actually Paid for 2025	PEO	Non-PEO NEOs
Summary Compensation Table Total	$16,429,689	$5,279,852
Less, value of “Stock Awards” and “Option Awards” reported in Summary Compensation Table	$(11,653,645)	$(2,732,116)
Plus, year-end fair value of outstanding and unvested equity awards granted in the year	$5,427,041	$1,281,938
Plus (less), year over year change in fair value of outstanding and unvested equity awards granted in prior years	$(11,071,366)	$(2,149,409)
Plus (less), change in fair value from last day of prior fiscal year to vesting date for equity awards granted in prior years that vested in the year	$76,396	$24,593
Plus, value of dividends or other earnings paid on equity awards not otherwise reflected in total compensation	$65,323	$24,887
Compensation Actually Paid	$(726,562)	$1,729,745

(4)

Total Shareholder Return (“TSR”) is calculated by dividing (a) the sum of (i) the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and (ii) the difference between the share price at the end of each fiscal year and the beginning of the measurement period, by (b) the share price at the beginning of the measurement period. The beginning of the measurement period for purposes of determining the Company’s TSR and the peer group TSR is July 8, 2024.

(5)	The peer group used for purposes of determining the TSR of our peer group is the Dow Jones U.S. Containers & Packaging Index.
(6)	The dollar amounts reported represent the amount of net income reflected in the Company’s audited financial statements for each fiscal year.
(7)

We determined Adjusted EBITDA to be the most important financial performance measure used to link our performance to “compensation actually paid” to our PEO and Non-PEO NEOs following the Combination. Adjusted EBITDA is a non-GAAP financial measure. For this purpose, Adjusted EBITDA is determined as net income before income tax expense, depreciation, depletion and amortization, interest expense, net, pension and other postretirement non-service income (expense), net, share-based compensation expense, other expense, net, impairment and restructuring costs, transaction and integration-related expenses associated with the Combination, amortization of fair value step up on inventory and other specific items that management believes are not indicative of the ongoing operating results of the business

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote
(1)

The dollar amount reported in this column represents the total compensation reported for Mr. Smurfit, our PEO, for 2024 and 2025 in our Summary Compensation Table. Refer to the “Executive Compensation Tables — Summary Compensation Table.”

(2)

The dollar amount reported in this column represents the average of the total compensation reported for our Non-PEO NEOs for each applicable year in our Summary Compensation Table. The Non-PEO NEOs for 2024 were Ken Bowles, Saverio Mayer, Laurent Sellier, and Ben Garren. The Non-PEO NEOs for 2025 were Ken Bowles, Saverio Mayer, Laurent Sellier, and Ben Garren.

Peer Group Issuers, Footnote
(4)

Total Shareholder Return (“TSR”) is calculated by dividing (a) the sum of (i) the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and (ii) the difference between the share price at the end of each fiscal year and the beginning of the measurement period, by (b) the share price at the beginning of the measurement period. The beginning of the measurement period for purposes of determining the Company’s TSR and the peer group TSR is July 8, 2024.

(5)	The peer group used for purposes of determining the TSR of our peer group is the Dow Jones U.S. Containers & Packaging Index.

PEO Total Compensation Amount	$ 16,429,689	$ 21,329,257
PEO Actually Paid Compensation Amount	$ (726,562)	27,897,467
Adjustment To PEO Compensation, Footnote
(3)

The dollar amounts reported in these columns represent the amount of “compensation actually paid” (“CAP”) to our PEO and the average compensation actually paid to our Non-PEO NEOs, as computed in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually realized or received by such individuals. In accordance with these rules, these amounts reflect the total compensation for our PEO, and the average total compensation for our Non-PEO NEOs, as set forth in the Summary Compensation Table for 2025, adjusted as shown below. Equity values are calculated in accordance with FASB ASC Topic 718, and the valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. For the Non-PEO NEOs, the amounts set forth below are averages for all of the Non-PEO NEOs as a group.

Compensation Actually Paid for 2025	PEO	Non-PEO NEOs
Summary Compensation Table Total	$16,429,689	$5,279,852
Less, value of “Stock Awards” and “Option Awards” reported in Summary Compensation Table	$(11,653,645)	$(2,732,116)
Plus, year-end fair value of outstanding and unvested equity awards granted in the year	$5,427,041	$1,281,938
Plus (less), year over year change in fair value of outstanding and unvested equity awards granted in prior years	$(11,071,366)	$(2,149,409)
Plus (less), change in fair value from last day of prior fiscal year to vesting date for equity awards granted in prior years that vested in the year	$76,396	$24,593
Plus, value of dividends or other earnings paid on equity awards not otherwise reflected in total compensation	$65,323	$24,887
Compensation Actually Paid	$(726,562)	$1,729,745

Non-PEO NEO Average Total Compensation Amount	$ 5,279,852	5,882,218
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,729,745	7,199,348
Adjustment to Non-PEO NEO Compensation Footnote
(3)

The dollar amounts reported in these columns represent the amount of “compensation actually paid” (“CAP”) to our PEO and the average compensation actually paid to our Non-PEO NEOs, as computed in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually realized or received by such individuals. In accordance with these rules, these amounts reflect the total compensation for our PEO, and the average total compensation for our Non-PEO NEOs, as set forth in the Summary Compensation Table for 2025, adjusted as shown below. Equity values are calculated in accordance with FASB ASC Topic 718, and the valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. For the Non-PEO NEOs, the amounts set forth below are averages for all of the Non-PEO NEOs as a group.

Compensation Actually Paid for 2025	PEO	Non-PEO NEOs
Summary Compensation Table Total	$16,429,689	$5,279,852
Less, value of “Stock Awards” and “Option Awards” reported in Summary Compensation Table	$(11,653,645)	$(2,732,116)
Plus, year-end fair value of outstanding and unvested equity awards granted in the year	$5,427,041	$1,281,938
Plus (less), year over year change in fair value of outstanding and unvested equity awards granted in prior years	$(11,071,366)	$(2,149,409)
Plus (less), change in fair value from last day of prior fiscal year to vesting date for equity awards granted in prior years that vested in the year	$76,396	$24,593
Plus, value of dividends or other earnings paid on equity awards not otherwise reflected in total compensation	$65,323	$24,887
Compensation Actually Paid	$(726,562)	$1,729,745

Compensation Actually Paid vs. Total Shareholder Return

Compensation Actually Paid, Cumulative TSR and Peer Group TSR

Our TSR decreased by 11.8% from December 31, 2024 (the last trading day of the fiscal year 2024) through the end of 2025. The decrease in our TSR is in line with the 3.3% decrease in the Dow Jones U.S. Containers & Packaging Index over the same period.

The decrease in our TSR from the Combination is the primary reason that the 2025 CAP to our PEO of ($726,562) is lower than the Summary Compensation Table figure of $16,429,689, and that the average CAP for our Non-PEO NEOs of $1,729,745 is lower than the Summary Compensation Table average of $5,279,852.

Compensation Actually Paid vs. Net Income

Compensation Actually Paid and Financial Performance Measures

Since we became a newly U.S. listed, Irish public company on July 8, 2024, at this time there is no clear correlation between compensation actually paid, net income, and adjusted EBITDA. We believe the compensation actually paid to our PEO and Non-PEO NEOs in 2025 reflects our pay-for-performance philosophy, and this relationship will develop as we build history as a newly U.S. listed, Irish public company.

Compensation Actually Paid vs. Company Selected Measure

Compensation Actually Paid and Financial Performance Measures

Since we became a newly U.S. listed, Irish public company on July 8, 2024, at this time there is no clear correlation between compensation actually paid, net income, and adjusted EBITDA. We believe the compensation actually paid to our PEO and Non-PEO NEOs in 2025 reflects our pay-for-performance philosophy, and this relationship will develop as we build history as a newly U.S. listed, Irish public company.

Total Shareholder Return Vs Peer Group

Compensation Actually Paid, Cumulative TSR and Peer Group TSR

Our TSR decreased by 11.8% from December 31, 2024 (the last trading day of the fiscal year 2024) through the end of 2025. The decrease in our TSR is in line with the 3.3% decrease in the Dow Jones U.S. Containers & Packaging Index over the same period.

The decrease in our TSR from the Combination is the primary reason that the 2025 CAP to our PEO of ($726,562) is lower than the Summary Compensation Table figure of $16,429,689, and that the average CAP for our Non-PEO NEOs of $1,729,745 is lower than the Summary Compensation Table average of $5,279,852.

Tabular List, Table

Financial Performance Measures

The metrics that the Company uses for both our long-term and short-term incentive awards are selected based on an objective of incentivizing our NEOs to increase the value of our enterprise for our shareholders. The most important financial performance measures used by the Company to link executive compensation actually paid to the Company’s NEOs for the most recently completed fiscal year to the Company’s performance are as follows:

1.	Adjusted EBITDA
2.	Free Cash Flow
3.	Relative TSR
4.	Cumulative Adjusted Earnings per Share
5.	Average Return on Capital Employed

Total Shareholder Return Amount	$ 88.21	118.1
Peer Group Total Shareholder Return Amount	96.75	109.32
Net Income (Loss)	$ 699,000,000	$ 319,000,000
Company Selected Measure Amount	4,939,000,000	2,431,000,000
PEO Name	Mr. Smurfit
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Non-GAAP Measure Description
(7)

We determined Adjusted EBITDA to be the most important financial performance measure used to link our performance to “compensation actually paid” to our PEO and Non-PEO NEOs following the Combination. Adjusted EBITDA is a non-GAAP financial measure. For this purpose, Adjusted EBITDA is determined as net income before income tax expense, depreciation, depletion and amortization, interest expense, net, pension and other postretirement non-service income (expense), net, share-based compensation expense, other expense, net, impairment and restructuring costs, transaction and integration-related expenses associated with the Combination, amortization of fair value step up on inventory and other specific items that management believes are not indicative of the ongoing operating results of the business

Measure:: 2
Pay vs Performance Disclosure
Name	Free Cash Flow
Measure:: 3
Pay vs Performance Disclosure
Name	Relative TSR
Measure:: 4
Pay vs Performance Disclosure
Name	Cumulative Adjusted Earnings per Share
Measure:: 5
Pay vs Performance Disclosure
Name	Average Return on Capital Employed
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (11,653,645)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,427,041
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(11,071,366)
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	76,396
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	65,323
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,732,116)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,281,938
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,149,409)
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	24,593
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 24,887